Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000168965
Shareholder Report [Line Items]
Fund Name	Princeton Premium Fund
Class Name	Class A Shares
Trading Symbol	PPFAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$111	2.20%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.20%
AssetsNet	$ 312,107,579
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,832,509
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$312,107,579
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$2,832,509
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	1.6%
Money Market Funds	5.3%
U.S. Government & Agencies	93.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Index Option	-0.2%
Money Market Funds	4.9%
U.S. Treasury Obligations	85.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 4.2288%, 04/01/25	9.0%
United States Treasury Bill, , 4.2149%, 05/06/25	8.9%
United States Treasury Bill, , 4.2332%, 04/15/25	8.0%
United States Treasury Bill, , 4.2418%, 04/22/25	8.0%
United States Treasury Bill, , 4.2052%, 05/27/25	8.0%
United States Treasury Bill, , 4.2261%, 06/03/25	8.0%
United States Treasury Bill, , 4.2294%, 06/10/25	7.9%
United States Treasury Bill, , 4.2193%, 05/20/25	7.6%
United States Treasury Bill, , 4.2082%, 05/13/25	7.0%
United States Treasury Bill, , 4.2314%, 04/29/25	6.7%

C000168967
Shareholder Report [Line Items]
Fund Name	Princeton Premium Fund
Class Name	Class I Shares
Trading Symbol	PPFIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.PrincetonPremiumFund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$98	1.95%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
AssetsNet	$ 312,107,579
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 2,832,509
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$312,107,579
Number of Portfolio Holdings	27
Advisory Fee (net of waivers)	$2,832,509
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	1.6%
Money Market Funds	5.3%
U.S. Government & Agencies	93.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.8%
Index Option	-0.2%
Money Market Funds	4.9%
U.S. Treasury Obligations	85.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, , 4.2288%, 04/01/25	9.0%
United States Treasury Bill, , 4.2149%, 05/06/25	8.9%
United States Treasury Bill, , 4.2332%, 04/15/25	8.0%
United States Treasury Bill, , 4.2418%, 04/22/25	8.0%
United States Treasury Bill, , 4.2052%, 05/27/25	8.0%
United States Treasury Bill, , 4.2261%, 06/03/25	8.0%
United States Treasury Bill, , 4.2294%, 06/10/25	7.9%
United States Treasury Bill, , 4.2193%, 05/20/25	7.6%
United States Treasury Bill, , 4.2082%, 05/13/25	7.0%
United States Treasury Bill, , 4.2314%, 04/29/25	6.7%